Note 11 - Capital Leased Assets and Capital Lease Obligations - Capital Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital lease obligation – current	$ 33,753	$ 29,761
Less: current portion of financing costs	(879)	(702)
Capital lease obligation – non-current	342,658	334,074
Less: non-current portion of financing costs	(3,326)	(2,878)
Total	$ 372,206	$ 360,255